SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Number of warrants outstanding, beginning
Weighted average, exercise price, beginning
Weighted average remaining life in years	3 years 10 months 24 days
Intrinsic value, beginning
Number of warrants issued	4,776,046
Weighted average, exercise price, issued	$ 1.04
Weighted average remaining life in years	3 years 1 month 6 days
Number of warrants exercised	(2,901,298)
Weighted average, exercise price, exercised	$ 1.03
Weighted average remaining life in years, exercised
Number of warrants cancelled
Weighted average, exercise price, cancelled
Number of warrants expired	(108,047)
Weighted average, exercise price, expired
Number of warrants outstanding, ending	1,766,702
Weighted average, exercise price, ending	$ 1.12
Intrinsic value, ending	$ 211,200
Warrants outstanding, exercisable	1,766,702
Weighted average, exercise price, exercisable	$ 1.12
Weighted average remaining life in years, Exercisable	3 years 10 months 24 days
Intrinsic value, exercisable ending	$ 211,200